SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Allowance for Loan Losses
Period of historical loss experience used to determine general components of allowance for loan losses	2 years
Consumer loans | Maximum
Allowance for Loan Losses
Period of historical loss experience used to determine general components of allowance for loan losses	120 days